Exhibit 10.2

SECOND AMENDMENT TO

SALE AND SERVICING AGREEMENT

This Second Amendment to Sale and Servicing Agreement, dated as of August 11, 2026 (this “Amendment”), is by and among Santander Drive Auto Receivables LLC, as seller (the “Seller”), and Santander Bank, N.A., as servicer (the “Servicer”).

WHEREAS, Santander Drive Auto Receivables Trust 2022-7, as issuer (the “Issuer”), the Seller, the Servicer, and Citibank, N.A., as indenture trustee (the “Indenture Trustee”) are parties to that certain Sale and Servicing Agreement, dated as of November 22, 2022 (as amended by the First Amendment to the Sale and Servicing Agreement, dated as of March 27, 2025, and as further amended, supplemented and modified from time to time, the “Sale and Servicing Agreement”);

WHEREAS, the Seller and the Servicer desire to amend the Sale and Servicing Agreement as set forth herein;

NOW, THEREFORE, for good and valuable consideration, the receipt and sufficiency of which are hereby acknowledged, the parties hereby agree as follows:

SECTION 1. Definitions. Capitalized terms used in this Amendment and not otherwise defined herein shall have the meanings assigned thereto in the Sale and Servicing Agreement, as amended hereby.

SECTION 2. Amendments. Effective as of August 11, 2026, the Sale and Servicing Agreement is hereby amended as follows:

(a) Section 9.24 of the Sale and Servicing Agreement is hereby deleted in its entirety.

(b) The defined terms “EEA”, “EU Securitization Regulation”, “EU SR Rules”, “EUWA”, “SR Retained Interest”, “SR Rules”, “UK Securitization Regulation” and “UK SR Rules” are hereby deleted in their entirety.

SECTION 3. Miscellaneous.

(a) The Sale and Servicing Agreement, as amended hereby, remains in full force and effect. Any reference to the Sale and Servicing Agreement from and after the date hereof shall be deemed to refer to the Sale and Servicing Agreement as amended hereby, unless otherwise expressly stated.

(b) This Amendment shall be valid, binding, and enforceable against a party only when executed by an authorized individual on behalf of the party by means of (i) an electronic signature that complies with the federal Electronic Signatures in Global and National Commerce Act, state enactments of the Uniform Electronic Transactions Act, and/or any other relevant electronic signatures law, in each case to the extent applicable; (ii) an original manual signature; or (iii) a faxed, scanned, or photocopied manual signature. Each electronic signature or faxed, scanned, or photocopied manual signature shall for all purposes have the same validity, legal effect, and admissibility in evidence as an original manual signature. Each party hereto shall be entitled to conclusively rely upon, and shall have no liability with respect to, any electronic signature or faxed, scanned, or photocopied manual signature of any other party and shall have no duty to investigate, confirm or otherwise verify the validity or authenticity thereof. This Amendment may be executed in any number of counterparts, each of which shall be deemed to be an original, but such counterparts shall, together, constitute only one instrument. Notwithstanding the foregoing, with respect to any notice provided for in this Amendment or any instrument required or permitted to be delivered hereunder, any party hereto receiving or relying upon such notice or instrument shall be entitled to request execution thereof by original manual signature as a condition to the effectiveness thereof.

SDART 2022-7: Second Amendment to Sale and Servicing Agreement

(c) THIS AMENDMENT AND ALL DISPUTES, CLAIMS, CONTROVERSIES, DISAGREEMENTS, ACTIONS AND PROCEEDINGS ARISING OUT OF RELATING TO THIS AMENDMENT, INCLUDING THE SCOPE OR VALIDITY OF THIS PROVISION, SHALL BE GOVERNED BY, AND CONSTRUED AND ENFORCED IN ACCORDANCE WITH THE LAWS OF THE STATE OF NEW YORK, INCLUDING ITS STATUTE OF LIMITATIONS, AND THE OBLIGATIONS, RIGHTS AND REMEDIES OF THE PARTIES HEREUNDER SHALL BE DETERMINED IN ACCORDANCE WITH THE LAWS OF THE STATE OF NEW YORK, WITHOUT REGARD TO ANY LAWS OR RULES OR PROVISIONS, INCLUDING ANY BORROWING STATUTE, THAT WOULD RESULT IN THE APPLICATION OF THE LAWS, RULES OR PROVISIONS OF ANY JURISDICTION OTHER THAN THE STATE OF NEW YORK.

[Signatures follow]

2	SDART 2022-7: Second Amendment to Sale and Servicing Agreement

IN WITNESS WHEREOF, the parties hereto have caused this Amendment to be executed by their respective officers thereunto duly authorized, as of the date first above written.

SANTANDER DRIVE AUTO RECEIVABLES LLC, as Seller

By:	/s/ Collin Devlin
Name:	Collin Devlin
Title:	Vice President

SANTANDER BANK, N.A., as Servicer

By:	/s/ Corey Henry
Name:	Corey Henry
Title:	Senior Vice President

S-1	SDART 2022-7: Second Amendment to Sale and Servicing Agreement